CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 14,937	$ 26,397
Short-term bank deposits	110	0
Restricted cash and deposits	5	6
Trade receivables, net	9,973	7,723
Unbilled accounts receivable	350	26
Other accounts receivable and prepaid expenses	1,441	2,010
Inventories	8,443	5,751
Total current assets	35,259	41,913
LONG-TERM ASSETS:
Deferred tax assets	1,981	502
Operating lease right-of-use assets	987	1,228
Total long-term assets	2,968	1,730
PROPERTY AND EQUIPMENT, NET	1,651	2,109
INTANGIBLE ASSETS, NET	1,142	2,186
GOODWILL	10,866	11,449
Total assets	51,886	59,387
CURRENT LIABILITIES:
Trade payables	2,408	2,710
Customer advances	239	390
Deferred revenues	2,866	2,704
Other accounts payable and accrued expenses	4,749	13,203
Short-term operating lease liabilities	248	276
Total current liabilities	10,510	19,283
LONG-TERM LIABILITIES:
Deferred revenues	1,463	1,690
Deferred tax liabilities	865	899
Accrued severance pay	330	523
Long-term operating lease liabilities	757	969
Other long-term liabilities	274	266
Total long-term liabilities	3,689	4,347
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2022 and 2021; Issued and outstanding: 23,309,987 and 23,301,653 shares at December 31, 2022 and 2021, respectively	6,799	6,796
Additional paid-in capital	30,503	30,394
Accumulated other comprehensive income	(758)	1,222
Foreign currency translation adjustments (Company's standalone financial statements)	9,654	9,687
Accumulated deficit	(8,511)	(12,342)
Total shareholders' equity	37,687	35,757
Total liabilities and shareholders' equity	$ 51,886	$ 59,387